FORUM FUNDS

THREE CANAL PLAZA, SUITE 600

PORTLAND, MAINE 04101

November 9, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Forum Funds (the “Trust” or “Registrant”)

File Nos. 002-67052/811-03023

Filing Pursuant to Rule 497(c)

Ladies and Gentlemen:

Pursuant to Rule 497(c) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Prospectus dated November 1, 2018, as re-filed on November 1, 2018, for the DF Dent Premier Growth Fund, the DF Dent Mid Cap Growth Fund, and the DF Dent Small Cap Growth Fund, each a series of the Registrant, as filed pursuant to Rule 497(c) under the 1933 Act on November 1, 2018 (accession number 0001398344-18-015722).

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett

Zachary R. Tackett, Esq.

Vice President and Secretary to the Registrant

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